Long-Term Debt, Interest Rates and Maturities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Collateralized bank loans Floating interest USD ($)	Mar. 31, 2012 Collateralized bank loans Floating interest JPY (¥)	Mar. 31, 2011 Collateralized bank loans Floating interest JPY (¥)	Mar. 31, 2012 Collateralized bank loans Fixed interest USD ($)	Mar. 31, 2012 Collateralized bank loans Fixed interest JPY (¥)	Mar. 31, 2012 Unsecured bank loans Fixed interest USD ($)	Mar. 31, 2012 Unsecured bank loans Fixed interest JPY (¥)	Mar. 31, 2011 Unsecured bank loans Fixed interest JPY (¥)	Mar. 31, 2012 Capital lease obligation USD ($)	Mar. 31, 2012 Capital lease obligation JPY (¥)	Mar. 31, 2011 Capital lease obligation JPY (¥)
Debt Instrument [Line Items]
Long-term debt	$ 8,518	¥ 702,000	¥ 284,000	$ 3,725	¥ 307,000	¥ 76,000	$ 1,189	¥ 98,000	$ 3,604	¥ 297,000	¥ 200,000	$ 0	¥ 0	¥ 8,000
Less current portion	(777)	(64,000)	(70,000)
Long-term debt, less current portion	$ 7,741	¥ 638,000	¥ 214,000